Property, plant and equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	Property, plant and equipment:

		Accumulated	Net book
December 31, 2013	Cost	depreciation	value

Land and buildings	$532	$70	$462
Computer equipment and software	12,794	9,152	3,642
Furniture and fixtures	6,414	2,408	4,006
Machinery and equipment	96,656	42,439	54,217
Leasehold improvements	16,422	11,400	5,022

	$132,818	$65,469	$67,349

		Accumulated	Net book
December 31, 2012	Cost	depreciation	value

Land and buildings	$575	$64	$511
Computer equipment and software	11,529	8,140	3,389
Furniture and fixtures	4,032	1,913	2,119
Machinery and equipment	80,667	34,219	46,448
Leasehold improvements	15,602	9,875	5,727

	$112,405	$54,211	$58,194

As at December 31,  2013, equipment with a cost of $18,788 (2012 - $16,532) and a net book value of $5,465 (2012 - $2,587) is held under capital lease.

Depreciation expense for the year ended December 31, 2013 was $12,246 (year ended December 31, 2012 - $8,131; nine months ended December 31, 2011 - $4,394 ).